Madison Funds | July 31, 2020

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 94.0%
Bond Funds - 65.3%
Baird Aggregate Bond Fund Institutional Shares		691,853	$8,274,568
iShares 20+ Year Treasury Bond ETF		20,335	3,477,285
iShares 7-10 Year Treasury Bond ETF		8,446	1,037,169
Madison Core Bond Fund Class Y (A)		1,242,821	13,534,325
Vanguard Intermediate-Term Corporate Bond ETF		28,609	2,770,209
Vanguard Short-Term Corporate Bond ETF		99,287	8,250,750
Vanguard Short-Term Treasury ETF		124,378	7,737,555
			45,081,861
Foreign Stock Funds - 7.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		22,590	1,504,268
iShares MSCI China ETF		22,315	1,595,746
JPMorgan BetaBuilders Japan ETF		20,780	469,836
SPDR S&P Emerging Asia Pacific ETF		3,206	346,793
Vanguard FTSE All-World ex-U.S. ETF		20,367	1,007,759
			4,924,402
Stock Funds - 21.6%
Madison Dividend Income Fund Class Y (A)		167,034	4,359,595
Madison Investors Fund Class Y (A)		194,524	4,618,001
Madison Mid Cap Fund Class Y (A)		65,172	729,280
VanEck Vectors Gold Miners ETF		42,282	1,815,589
Vanguard Health Care ETF (B)		6,166	1,249,787
Vanguard Information Technology ETF		7,245	2,139,231
			14,911,483
Total Investment Companies ( Cost $59,283,568 )			64,917,746
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (C)		4,183,711	4,183,711
State Street Navigator Securities Lending Government Money Market Portfolio,0.12% (C) (D)		1,258,247	1,258,247
Total Short-Term Investments ( Cost $5,441,958 )			5,441,958
TOTAL INVESTMENTS - 101.9% ( Cost $64,725,526 )			70,359,704
NET OTHER ASSETS AND LIABILITIES - (1.9%)			(1,289,624)
TOTAL NET ASSETS - 100.0%			$69,070,080

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $1,224,653, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

Madison Funds | July 31, 2020

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.5%
Bond Funds - 39.8%
Baird Aggregate Bond Fund Institutional Shares		959,592	$11,476,716
iShares 20+ Year Treasury Bond ETF		27,701	4,736,871
iShares 7-10 Year Treasury Bond ETF		24,653	3,027,388
Madison Core Bond Fund Class Y (A)		1,339,665	14,588,948
Vanguard Short-Term Corporate Bond ETF		156,050	12,967,755
Vanguard Short-Term Treasury ETF		108,078	6,723,532
			53,521,210
Foreign Stock Funds - 12.4%
iShares Edge MSCI Minimum Volatility EAFE ETF		54,051	3,599,256
iShares MSCI China ETF		59,093	4,225,740
JPMorgan BetaBuilders Japan ETF		85,514	1,933,472
SPDR S&P Emerging Asia Pacific ETF		24,598	2,660,766
Vanguard FTSE All-World ex-U.S. ETF		85,873	4,248,996
			16,668,230
Stock Funds - 37.3%
Madison Dividend Income Fund Class Y (A)		512,056	13,364,664
Madison Investors Fund Class Y (A)		656,190	15,577,962
Madison Mid Cap Fund Class Y (A)		280,369	3,137,331
VanEck Vectors Gold Miners ETF		123,474	5,301,974
Vanguard Health Care ETF (B)		21,281	4,313,446
Vanguard Information Technology ETF		28,230	8,335,472
			50,030,849
Total Investment Companies ( Cost $106,930,238 )			120,220,289
SHORT-TERM INVESTMENTS - 12.4%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (C)		14,168,076	14,168,076
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (C) (D)		2,468,596	2,468,596
Total Short-Term Investments ( Cost $16,636,672 )			16,636,672
TOTAL INVESTMENTS - 101.9% ( Cost $123,566,910 )			136,856,961
NET OTHER ASSETS AND LIABILITIES - (1.9%)			(2,538,228)
TOTAL NET ASSETS - 100.0%			$134,318,733

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $2,402,687, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 85.6%
Bond Funds - 19.1%
Baird Aggregate Bond Fund Institutional Shares		94,621	$1,131,664
iShares 20+ Year Treasury Bond ETF		9,474	1,620,054
iShares 7-10 Year Treasury Bond ETF		7,870	966,436
Madison Core Bond Fund Class Y (A)		332,834	3,624,566
Vanguard Short-Term Corporate Bond ETF		36,817	3,059,493
Vanguard Short-Term Treasury ETF (B)		29,867	1,858,026
			12,260,239
Foreign Stock Funds - 18.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		34,166	2,275,114
iShares MSCI China ETF		43,053	3,078,720
JPMorgan BetaBuilders Japan ETF		81,923	1,852,279
SPDR S&P Emerging Asia Pacific ETF		17,183	1,858,685
Vanguard FTSE All-World ex-U.S. ETF		50,607	2,504,035
			11,568,833
Stock Funds - 48.4%
Madison Dividend Income Fund Class Y (A)		305,729	7,979,539
Madison Investors Fund Class Y (A)		346,972	8,237,124
Madison Mid Cap Fund Class Y (A)		229,765	2,571,068
VanEck Vectors Gold Miners ETF		77,839	3,342,407
Vanguard Health Care ETF (B)		17,703	3,588,221
Vanguard Information Technology ETF (B)		18,040	5,326,671
			31,045,030
Total Investment Companies ( Cost $48,250,434 )			54,874,102
SHORT-TERM INVESTMENTS - 21.6%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (C)		9,382,131	9,382,131
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (C) (D)		4,493,596	4,493,596
Total Short-Term Investments ( Cost $13,875,727 )			13,875,727
TOTAL INVESTMENTS - 107.2% ( Cost $62,126,161 )			68,749,829
NET OTHER ASSETS AND LIABILITIES - (7.2%)			(4,590,293)
TOTAL NET ASSETS - 100.0%			$64,159,536

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $4,437,075, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.5%
Airport - 3.2%
Metropolitan Washington Airports Authority Revenue, 5%, 10/1/21	$100,000	$105,178
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	609,300
		714,478
Development - 3.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	178,608
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	530,136
		708,744
Education - 12.5%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	444,627
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	228,237
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	464,156
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	560,445
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	431,319
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	342,927
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	301,652
		2,773,363
Facilities - 6.8%
Henry County Virginia Industrial Development Authority , 4.125%, 11/1/50	250,000	283,968
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	122,529
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	497,599
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	30,000	30,028
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	283,542
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	280,557
		1,498,223
General - 15.9%
Chesterfield County Economic Development Authority Revenue, Series B, 3%, 4/1/38	285,000	315,743
James City County Economic Development Authority, 5%, 6/15/30	500,000	665,400
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	913,731
Virginia Beach Development Authority, 5%, 9/1/28	100,000	114,178
Virginia Beach Development Authority, 5%, 9/1/29	125,000	142,270
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	274,010
Virginia Public Building Authority, 5%, 8/1/25	235,000	290,027
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	329,660
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	145,854
Wise County Industrial Development Authority Revenue, 5%, 11/1/20	100,000	101,149
Wise County Industrial Development Authority Revenue, 5%, 11/1/21	100,000	105,807
Wise County Industrial Development Authority Revenue, 5%, 11/1/22	100,000	110,360
		3,508,189
General Obligation - 26.4%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	190,997
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	131,105
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	217,476
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WTHHLDG), 5%, 8/1/47	455,000	622,454
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	527,994

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,351
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	100,363
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	493,303
City of Virginia Beach VA, Series A, (ST AID WITHHLDG), 5%, 7/15/21	200,000	209,236
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	323,085
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	568,465
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	207,749
County of Arlington VA, Series A, 5%, 8/15/30	600,000	762,642
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	270,932
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	525,165
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	110,077
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	233,156
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	109,038
Town of Leesburg VA, Series A, (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	137,944
		5,824,532
Medical - 6.5%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	282,753
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	516,542
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	300,000	322,428
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	307,039
		1,428,762
Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	335,243

Transportation - 9.3%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	589,563
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	109,788
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	55,000	58,473
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	108,639
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	242,584
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	589,501
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	262,724
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	104,241
		2,065,513
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	335,370

Water - 10.7%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	613,185
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	189,335
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	204,449
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	162,045
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	544,660
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	332,110

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Prince William County Service Authority, 5%, 7/1/22	250,000	273,198
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	35,000	37,058
		2,356,040
TOTAL INVESTMENTS - 97.5% ( Cost $19,904,410 )		21,548,457
NET OTHER ASSETS AND LIABILITIES - 2.5%		548,043
TOTAL NET ASSETS - 100.0%		$22,096,500

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.3%
Alabama - 4.4%
Butler County Board of Education, (AGM), 5%, 7/1/37	$235,000	$275,387
Lee County Board of Education Authority Revenue, 4%, 2/1/28	490,000	569,253
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	192,613
		1,037,253
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	210,443

California - 0.6%
Los Angeles County Metropolitan Transportation Authority, 5%, 7/1/40	120,000	150,456

Colorado - 2.2%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	519,736

Florida - 8.3%
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	505,720
Northern Palm Beach County Improvement District, (AGM), 5%, 8/1/21	250,000	261,165
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	579,547
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	316,500
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	307,090
		1,970,022
Georgia - 3.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	441,234
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	322,377
		763,611
Hawaii - 2.3%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	535,994

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	557,200

Illinois - 6.7%
City of Chicago IL Waterworks Revenue, 5%, 11/1/20	150,000	151,630
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	685,218
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	537,469
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	40,000	40,612
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	166,891
		1,581,820
Indiana - 2.6%
Vanderburgh County Redevelopment District, (AGM), 5%, 2/1/26	500,000	615,320

Kansas - 3.7%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	614,203
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	252,591
		866,794
Kentucky - 2.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	502,739

Michigan - 1.6%
Central Michigan University, 5%, 10/1/21	150,000	157,034
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	220,000	233,090
		390,124
Mississippi - 2.5%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	595,740

Missouri - 2.0%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	486,404

New Jersey - 5.6%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	485,667
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	327,965
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	335,615
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	167,808
		1,317,055
New Mexico - 1.0%
County of Otero NM, (BAM), 4%, 12/1/28	195,000	234,887

New York - 5.2%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	119,245
New York State Dormitory Authority, Series C, (NATL), 5.25%, 7/1/21	225,000	234,000
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC) *, 5.5%, 7/1/31	250,000	335,490
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	533,865
		1,222,600
North Carolina - 3.7%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	572,300
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	317,165
		889,465
Ohio - 2.5%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	585,160

Oklahoma - 4.1%
Elk City Industrial Authority, 4%, 5/1/30	435,000	522,418
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	446,284
		968,702
Pennsylvania - 3.0%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	434,772
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	286,118
		720,890
South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	253,157

Tennessee - 2.4%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	435,612
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	131,774
		567,386

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Texas - 10.9%
Beaumont Independent School District, General Obligation, (Prerefunded 2/15/21 @ $100), (PSF-GTD), 4.75%, 2/15/38	300,000	307,365
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	678,749
City of Center TX, General Obligation, 3%, 8/15/34	410,000	463,821
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	601,070
Red River Education Finance Corp., REF-ST Edwards University Project., 5%, 6/1/21	300,000	307,020
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	221,900
		2,579,925
Utah - 1.7%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	399,034

Virginia - 5.5%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	664,220
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	322,295
Western Regional Jail Authority, 5%, 12/1/34	250,000	312,975
		1,299,490
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	237,074

West Virginia - 2.3%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	557,698

Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	455,568
TOTAL INVESTMENTS - 97.3% ( Cost $21,246,980 )		23,071,747
NET OTHER ASSETS AND LIABILITIES - 2.7%		632,649
TOTAL NET ASSETS - 100.0%		$23,704,396

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
NATL	National Interstate Corporation.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 5.1%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.495%, 5/15/23	$325,000	$323,801
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	105,019
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	299,548	301,655
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	291,417	297,781
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	217,149	221,317
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	359,602
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	200,000	200,350
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	409,279
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	558,168
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	1,011,953
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	507,550
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	400,000	404,425
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	300,000	302,479
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	847,113
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	359,112
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	309,095
Total Asset Backed Securities ( Cost $6,398,900 )		6,518,699
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	481,864	491,881
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,180,424	103,352
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	668,734	723,951
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	794,811	877,154
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	174,660	195,760
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	133,674	157,576
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	127,613	128,508
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	256,370	4,167
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	423,633	436,794
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,551,345	96,787
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,027,631	20,052
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	103,157	103,391
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	263,536	270,934
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	75,691	76,372
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	501,653	514,525
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (D), 3%, 2/25/50	500,000	516,562
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	298,254	299,947
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	450,390	463,855
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	358,673	369,771
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	386,773	398,358
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	208,393	213,629
Total Collateralized Mortgage Obligations ( Cost $6,620,615 )		6,463,326
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.136%, 11/25/27	900,000	989,376
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.602%, 1/25/22	21,796,269	133,105
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	433,148
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,103,646
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.313%, 9/25/26	15,680,783	265,170
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,140,189
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (D), 4.339%, 1/25/46	500,000	504,067
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.565%, 11/25/47	750,000	776,782
Total Commercial Mortgage-Backed Securities ( Cost $4,985,404 )		5,345,483

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

CORPORATE NOTES AND BONDS - 39.0%
Communication Services - 2.8%
AT&T Inc., 2.25%, 2/1/32	500,000	512,172
AT&T Inc., 4.75%, 5/15/46	500,000	622,955
Comcast Corp., 3.4%, 4/1/30	225,000	263,977
Comcast Corp., 4.7%, 10/15/48	250,000	358,309
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21	156,250	158,203
Verizon Communications Inc., 4.4%, 11/1/34	500,000	644,271
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	274,520
Vodafone Group PLC (E), 5%, 5/30/38	250,000	324,103
Walt Disney Co./The, 3.8%, 3/22/30	300,000	358,296
		3,516,806
Consumer Discretionary - 6.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	532,738
Costco Wholesale Corp., 1.6%, 4/20/30	400,000	414,036
Costco Wholesale Corp., 1.75%, 4/20/32	150,000	157,036
Discovery Communications LLC, 5%, 9/20/37	500,000	613,052
DISH DBS Corp., 6.75%, 6/1/21	250,000	258,750
eBay Inc., 1.9%, 3/11/25	325,000	342,402
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	222,461
Expedia Group Inc., 3.25%, 2/15/30	500,000	472,222
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	400,000	431,046
Home Depot Inc./The, 3.35%, 4/15/50	250,000	306,466
Kimberly-Clark Corp., 3.1%, 3/26/30	325,000	378,556
Lennar Corp., 4.75%, 4/1/21	500,000	506,250
Lowe's Cos. Inc., 4.55%, 4/5/49	500,000	671,090
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	262,441
McDonald's Corp., MTN, 4.2%, 4/1/50	250,000	319,409
NIKE Inc., 2.85%, 3/27/30	250,000	283,742
NIKE Inc., 3.375%, 3/27/50	750,000	910,642
QVC Inc., 4.75%, 2/15/27	250,000	256,250
Southwest Airlines Co., 5.25%, 5/4/25	350,000	372,877
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	577,661
		8,289,127
Consumer Staples - 1.8%
General Mills Inc., 2.875%, 4/15/30	200,000	224,169
Hershey Co./The, 0.9%, 6/1/25	250,000	253,273
Hormel Foods Corp., 1.8%, 6/11/30	200,000	209,875
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	371,048
Mars Inc. (A), 3.875%, 4/1/39	400,000	498,782
Mars Inc. (A), 2.375%, 7/16/40	350,000	360,901
Sysco Corp., 5.95%, 4/1/30	300,000	380,600
		2,298,648
Energy - 4.7%
Antero Resources Corp. (F), 5.625%, 6/1/23	150,000	107,625
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	426,604
BP Capital Markets PLC(5 year CMT + 4.398%) (B) (E), 4.875%, 3/22/30	200,000	214,500
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	407,340
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	225,400
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	558,300
Kinder Morgan Inc., 5.55%, 6/1/45	400,000	517,919
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	312,457
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	661,084

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

MPLX L.P., 4.8%, 2/15/29	250,000	288,502
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	444,385
Occidental Petroleum Corp. (F), 4.4%, 8/15/49	250,000	203,603
ONEOK Inc., 5.85%, 1/15/26	150,000	170,784
Phillips 66, 2.15%, 12/15/30	500,000	495,559
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	250,000	288,393
Valero Energy Corp., 6.625%, 6/15/37	500,000	690,642
		6,013,097
Financials - 11.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.5%, 9/15/23	150,000	152,550
Air Lease Corp., 3.75%, 2/1/22	300,000	304,432
American International Group Inc., 4.75%, 4/1/48	500,000	649,632
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	520,862
Bank of New York Mellon Corp./The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	275,000	297,764
Capital One Financial Corp., 3.3%, 10/30/24	350,000	381,918
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	512,210
Credit Suisse Group AG(SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	450,000	462,779
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	650,000	690,820
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	380,580
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	270,616
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	500,000	545,478
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	316,157
Huntington National Bank/The, 3.55%, 10/6/23	500,000	548,292
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	298,492
JPMorgan Chase & Co., 3.125%, 1/23/25	500,000	548,464
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	600,000	560,250
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	176,199
M&T Bank Corp., 3.55%, 7/26/23	250,000	274,018
Markel Corp.(5 year CMT + 5.662%) (B), 6%, 6/1/25	500,000	525,625
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	500,000	559,713
Morgan Stanley, FRN, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	184,292
Morgan Stanley, 4.3%, 1/27/45	500,000	674,088
National Securities Clearing Corp. (A), 1.5%, 4/23/25	400,000	415,885
PNC Bank NA, 2.7%, 10/22/29	250,000	274,341
Regions Financial Corp., 2.75%, 8/14/22	600,000	625,324
Regions Financial Corp., 2.25%, 5/18/25	500,000	531,240
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	510,016
State Street Corp.(SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	276,355
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	333,235
Truist Bank, 2.25%, 3/11/30	325,000	343,359
Truist Financial Corp., Series Q, (10 year CMT + 4.349%) (B), 5.1%, 3/1/30	250,000	271,250
Truist Financial Corp., MTN, 1.95%, 6/5/30	225,000	237,150
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	187,833
Wells Fargo & Co., FRN, (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	365,670
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	261,900
		14,468,789
Health Care - 2.9%
AbbVie Inc. (A), 5%, 12/15/21	200,000	209,637
AbbVie Inc., 3.75%, 11/14/23	400,000	438,969
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	415,244
Cigna Corp., 4.9%, 12/15/48	500,000	704,492
CVS Health Corp., 5.125%, 7/20/45	500,000	680,150
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	257,417
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	321,178

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

Upjohn Inc. (A), 2.7%, 6/22/30	400,000	425,985
Zoetis Inc., 3%, 5/15/50	250,000	280,943
		3,734,015
Industrials - 4.3%
Boeing Co./The, 5.805%, 5/1/50	350,000	411,095
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	544,108
Carrier Global Corp. (A), 3.577%, 4/5/50	200,000	220,648
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	250,000
FedEx Corp., 3.8%, 5/15/25	300,000	338,993
General Electric Co., 3.45%, 5/1/27	250,000	262,952
Howmet Aerospace Inc., 5.125%, 10/1/24	200,000	212,524
Otis Worldwide Corp. (A), 2.565%, 2/15/30	350,000	379,535
Southwest Airlines Co., 5.125%, 6/15/27	500,000	525,574
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	211,000
Vulcan Materials Co., 3.5%, 6/1/30	500,000	561,406
WRKCo Inc., 3.9%, 6/1/28	700,000	806,695
WRKCo Inc., 3%, 6/15/33	300,000	326,723
Xylem Inc., 2.25%, 1/30/31	350,000	370,703
		5,421,956
Information Technology - 2.8%
Broadcom Inc. (A), 4.15%, 11/15/30	250,000	280,803
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	487,758
Intuit Inc., 1.65%, 7/15/30	250,000	258,391
Lam Research Corp., 1.9%, 6/15/30	350,000	370,882
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	500,000	541,140
Micron Technology Inc., 2.497%, 4/24/23	250,000	261,006
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	217,772
PayPal Holdings Inc., 2.4%, 10/1/24	500,000	536,153
Salesforce.com Inc., 3.7%, 4/11/28	500,000	593,907
		3,547,812
Materials - 0.1%
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	156,815

Real Estate - 0.4%
Store Capital Corp., 4.5%, 3/15/28	500,000	530,299

Utilities - 1.3%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	350,000	389,921
Duke Energy Corp., 3.75%, 9/1/46	500,000	616,310
Florida Power and Light Co., 2.85%, 4/1/25	325,000	357,807
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	299,441
		1,663,479
Total Corporate Notes and Bonds ( Cost $44,675,404 )		49,640,843
FOREIGN CORPORATE BONDS - 0.2%
Energy - 0.2%
Enbridge Inc., Series 20-A, (5 year CMT + 5.314%) (B) (E), 5.75%, 7/15/80	275,000	280,352
Total Foreign Corporate Bonds ( Cost $275,000 )		280,352

LONG TERM MUNICIPAL BONDS - 1.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,368,275
Total Long Term Municipal Bonds ( Cost $1,250,000 )		1,368,275
MORTGAGE BACKED SECURITIES - 20.4%
Fannie Mae - 10.8%
3%, 9/1/30 Pool # 890696	630,901	671,242
3%, 12/1/30 Pool # AL8924	328,282	347,019
7%, 11/1/31 Pool # 607515	5,566	6,439
3.5%, 12/1/31 Pool # MA0919	222,863	240,809
6.5%, 3/1/32 Pool # 631377	20,701	23,046
6.5%, 5/1/32 Pool # 636758	1,828	2,084
7%, 5/1/32 Pool # 644591	487	507
6.5%, 6/1/32 Pool # 545691	46,236	52,416
3.5%, 8/1/32 Pool # MA3098	384,214	404,430
3.5%, 9/1/32 Pool # MA3126	260,204	274,383
5.5%, 11/1/33 Pool # 555880	51,833	60,651
5%, 5/1/34 Pool # 780890	22,333	25,626
7%, 7/1/34 Pool # 792636	7,060	7,367
2.5%, 10/1/34 Pool # MA3797	202,572	212,707
4%, 2/1/35 Pool # MA2177	526,281	567,489
5%, 8/1/35 Pool # 829670	57,058	65,342
5%, 9/1/35 Pool # 820347	76,210	87,432
5%, 9/1/35 Pool # 835699	57,678	65,107
3.5%, 12/1/35 Pool # MA2473	621,707	671,691
4.5%, 12/1/35 Pool # 745147	8,181	8,969
5%, 12/1/35 Pool # 850561	18,651	21,393
6%, 11/1/36 Pool # 902510	48,648	57,381
6%, 10/1/37 Pool # 947563	60,755	71,314
6.5%, 12/1/37 Pool # 889072	44,167	52,957
6.5%, 8/1/38 Pool # 987711	111,101	138,331
3%, 11/1/39 Pool # MA3831	421,324	446,068
4%, 9/1/40 Pool # AE3039	573,253	633,773
4%, 1/1/41 Pool # AB2080	452,049	497,353
5.5%, 7/1/41 Pool # AL6588	363,599	420,372
4%, 9/1/41 Pool # AJ1406	274,145	299,796
4%, 10/1/41 Pool # AJ4046	548,583	606,809
3.5%, 11/1/41 Pool # AB3867	235,697	256,768
4%, 3/1/42 Pool # AL1998	798,914	883,766
3.5%, 6/1/42 Pool # AO4134	849,963	925,821
3.5%, 8/1/42 Pool # AP2133	500,126	542,189
3%, 9/1/42 Pool # AP6568	88,005	95,698
3.5%, 9/1/42 Pool # AB6228	319,568	346,723
4%, 10/1/42 Pool # AP7363	570,328	623,464
3.5%, 1/1/43 Pool # AQ9326	441,634	491,567
3%, 2/1/43 Pool # AL3072	746,585	816,010
3.5%, 3/1/43 Pool # AT0310	402,687	436,901
3.5%, 4/1/43 Pool # AT2887	353,234	384,861
4%, 1/1/45 Pool # AS4257	147,341	160,819
4.5%, 10/1/46 Pool # MA2783	103,135	112,120
3%, 1/1/47 Pool # BE0108	536,897	583,691
		13,700,701

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

Freddie Mac - 9.6%
4.5%, 2/1/25 Pool # J11722	67,308	71,574
4.5%, 5/1/25 Pool # J12247	139,278	148,054
8%, 6/1/30 Pool # C01005	419	503
6.5%, 1/1/32 Pool # C62333	19,222	21,973
2.5%, 2/1/32 Pool # ZS8641	465,111	489,324
3.5%, 8/1/32 Pool # C91485	264,436	285,864
4%, 5/1/33 Pool # G18693	666,994	707,549
4.5%, 6/1/34 Pool # C01856	299,236	326,759
2.5%, 10/1/34 Pool # SB8010	805,601	845,905
6.5%, 11/1/36 Pool # C02660	6,448	7,464
5.5%, 1/1/37 Pool # G04593	169,610	196,272
5.5%, 11/1/37 Pool # A68787	126,083	145,632
5.5%, 12/1/38 Pool # G05267	316,829	364,476
4.5%, 8/1/39 Pool # G08361	374,326	416,269
3.5%, 11/1/40 Pool # G06168	380,982	412,669
4%, 10/1/41 Pool # Q04092	629,240	691,895
4.5%, 3/1/42 Pool # G07491	411,475	457,530
3%, 9/1/42 Pool # C04233	506,099	544,514
3%, 2/1/43 Pool # Q15767	356,457	387,707
3%, 4/1/43 Pool # V80025	356,939	384,091
3%, 4/1/43 Pool # V80026	347,978	374,322
3.5%, 8/1/44 Pool # Q27927	451,394	491,176
3%, 7/1/45 Pool # G08653	805,306	858,863
3.5%, 8/1/45 Pool # Q35614	506,520	548,174
3%, 11/1/45 Pool # G08675	666,814	709,205
3%, 1/1/46 Pool # G08686	843,946	897,503
3%, 10/1/46 Pool # G60722	652,196	704,204
3.5%, 11/1/47 Pool # Q52079	727,428	771,850
		12,261,321
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	6,522	7,596
6.5%, 4/20/31 Pool # 3068	3,300	3,898
4%, 4/15/39 Pool # 698089	26,115	28,188
		39,682
Total Mortgage Backed Securities ( Cost $24,660,156 )		26,001,704
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.2%
U.S. Treasury Bonds - 11.3%
6.625%, 2/15/27	$1,500,000	2,109,199
5.375%, 2/15/31	1,250,000	1,872,217
4.500%, 5/15/38	1,500,000	2,420,742
3.750%, 8/15/41	1,000,000	1,522,539
3.000%, 5/15/45	1,000,000	1,398,789
2.250%, 8/15/46	500,000	620,293
3.000%, 5/15/47	850,000	1,208,627
3.000%, 2/15/48	750,000	1,072,676
3.375%, 11/15/48	750,000	1,149,785
2.000%, 2/15/50	800,000	961,157
		14,336,024
U.S. Treasury Notes - 7.9%
0.125%, 10/15/24	749,498	794,812
2.000%, 11/15/21	1,750,000	1,791,768

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

2.750%, 2/15/24		1,000,000	1,092,031
2.250%, 11/15/25		1,000,000	1,104,531
1.500%, 8/15/26		1,000,000	1,070,312
2.375%, 5/15/27		1,000,000	1,133,984
2.875%, 5/15/28		1,500,000	1,780,137
2.625%, 2/15/29		600,000	707,813
1.500%, 2/15/30		370,000	403,806
0.625%, 5/15/30		250,000	252,070
			10,131,264
Total U.S. Government and Agency Obligations ( Cost $19,784,375 )			24,467,288
		Shares
SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (G)		7,350,412	7,350,412
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (G) (H)		173,370	173,370
Total Short-Term Investments ( Cost $7,523,782 )			7,523,782
TOTAL INVESTMENTS - 100.2% ( Cost $116,173,636 )			127,609,752
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(285,451)
TOTAL NET ASSETS - 100.0%			$127,324,301

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2020.
(C)	Stepped rate security. Rate shown is as of July 31, 2020.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.8% of total net assets.
(F)
All or a portion of these securities, with an aggregate fair value of $171,924, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.

(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 34.5%
Communication Service - 1.4%
Walt Disney Co./The, 3.8%, 3/22/30	$2,125,000	$2,537,933

Consumer Discretionary - 5.1%
Costco Wholesale Corp., 1.375%, 6/20/27	2,125,000	2,202,498
Home Depot Inc./The, 2.7%, 4/15/30	2,125,000	2,405,222
NIKE Inc., 2.75%, 3/27/27	2,000,000	2,235,531
Target Corp., 2.9%, 1/15/22	2,000,000	2,077,517
Target Corp., 3.5%, 7/1/24	305,000	341,129
		9,261,897
Consumer Staples - 3.3%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,508,276
Hershey Co./The, 1.7%, 6/1/30	2,000,000	2,092,892
PepsiCo Inc., 2.75%, 3/19/30	2,125,000	2,425,557
		6,026,725
Financials - 15.4%
American Express Credit Corp., MTN, 2.7%, 3/3/22	1,500,000	1,554,310
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	2,125,000	2,213,662
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,500,000	1,575,443
Berkshire Hathaway Finance Corp., 2.9%, 10/15/20	500,000	502,732
BlackRock Inc., 3.5%, 3/18/24	2,000,000	2,225,456
Huntington National Bank/The, 3.55%, 10/6/23	1,500,000	1,644,875
John Deere Capital Corp., MTN, 2.65%, 1/6/22	2,000,000	2,068,039
JPMorgan Chase & Co., 2.972%, 1/15/23	1,500,000	1,553,581
JPMorgan Chase & Co., FRN, (3M USD LIBOR + 1.155%) (A), 3.22%, 3/1/25	2,125,000	2,300,345
Mastercard Inc., 3.3%, 3/26/27	2,259,000	2,604,538
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,357,719
State Street Corp., (SOFR + 0.940%) (A), 2.354%, 11/1/25	2,125,000	2,279,006
Truist Financial Corp., MTN, 2.85%, 10/26/24	2,000,000	2,176,386
U.S. Bancorp, MTN, 2.625%, 1/24/22	2,000,000	2,063,765
Wells Fargo & Co., MTN, (3M USD LIBOR + 0.825%) (A), 2.406%, 10/30/25	2,000,000	2,104,645
		28,224,502
Health Care - 1.7%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,510,684
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,599,497
		3,110,181
Industrials - 0.3%
Caterpillar Inc., 3.9%, 5/27/21	500,000	514,699

Information Technology - 7.3%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,586,036
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,511,567
Intel Corp., 3.3%, 10/1/21	2,000,000	2,069,254
Microsoft Corp., 3.0%, 10/1/20	1,250,000	1,255,469
Microsoft Corp., 2.875%, 2/6/24	750,000	812,645
salesforce.com Inc., 3.25%, 4/11/23	2,125,000	2,286,791
Texas Instruments Inc., 1.375%, 3/12/25	2,000,000	2,078,238
Visa Inc., 2.2%, 12/14/20	1,700,000	1,709,138
		13,309,138
Total Corporate Notes and Bonds ( Cost $60,360,844 )		62,985,075

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.3%
	Fannie Mae - 5.0%
	1.375%, 10/7/21	$4,500,000	4,565,835
	1.875%, 4/5/22	4,500,000	4,629,200
			9,195,035
	Freddie Mac - 6.4%
	2.375%, 1/13/22	$4,000,000	4,128,420
	0.375%, 4/20/23	4,000,000	4,016,679
	0.375%, 7/21/25	3,500,000	3,495,118
			11,640,217
	U.S. Treasury Notes - 47.9%
	1.375%, 8/31/20	3,625,000	3,628,487
	2.625%, 11/15/20	4,500,000	4,531,838
	2.250%, 7/31/21	4,500,000	4,594,394
	1.875%, 11/30/21	4,500,000	4,604,238
	2.000%, 2/15/22	4,500,000	4,628,848
	1.125%, 2/28/22	4,500,000	4,571,016
	1.875%, 7/31/22	4,500,000	4,657,148
	1.750%, 5/15/23	4,500,000	4,704,434
	1.625%, 5/31/23	4,000,000	4,170,000
	2.500%, 8/15/23	4,000,000	4,287,344
	2.750%, 11/15/23	4,500,000	4,884,961
	2.125%, 2/29/24	4,500,000	4,817,812
	2.375%, 8/15/24	4,000,000	4,353,750
	2.250%, 11/15/24	4,000,000	4,351,875
	2.125%, 5/15/25	4,500,000	4,909,394
	1.625%, 5/15/26	4,500,000	4,842,070
	1.500%, 8/15/26	4,000,000	4,281,250
	0.625%, 3/31/27	3,500,000	3,557,969
	2.375%, 5/15/27	3,500,000	3,968,945
	2.250%, 11/15/27	2,750,000	3,114,053
			87,459,826
Total U.S. Government and Agency Obligations ( Cost $105,384,251 )			108,295,078
		Shares
	SHORT-TERM INVESTMENTS - 5.6%
	State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (B)	10,132,924	10,132,924
Total Short-Term Investments ( Cost $10,132,924 )			10,132,924
TOTAL INVESTMENTS - 99.4% ( Cost $175,878,019 )			181,413,077
NET OTHER ASSETS AND LIABILITIES - 0.6%			1,055,705
TOTAL NET ASSETS - 100.0%			$182,468,782

(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2020.
(B)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 92.8%
Communication Services - 7.2%
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	$225,000	$173,266
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	208,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	219,576
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	225,000	231,187
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	78,125	79,102
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	125,000	128,475
ViaSat Inc. (A), 6.5%, 7/15/28	175,000	179,760
		1,220,116
Consumer Discretionary - 19.7%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	256,250
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	248,750
Central Garden & Pet Co., 6.125%, 11/15/23	250,000	257,187
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	242,500
DISH DBS Corp., 6.75%, 6/1/21	275,000	284,625
Ford Motor Co., 9%, 4/22/25	325,000	382,891
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	251,250
Live Nation Entertainment Inc. (A), 6.5%, 5/15/27	125,000	134,375
Outfront Media Capital LLC / Outfront Media Capital Corp. (C), 5.625%, 2/15/24	500,000	505,000
Penske Automotive Group Inc., 5.75%, 10/1/22	275,000	278,275
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	100,000	106,250
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	272,594
Vail Resorts Inc. (A), 6.25%, 5/15/25	100,000	107,750
		3,327,697
Consumer Staples - 8.2%
Brink's Co./The (A), 5.5%, 7/15/25	100,000	106,250
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	135,312
Lamb Weston Holdings Inc. (A), 4.875%, 5/15/28	125,000	140,469
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	358,750
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	125,000	127,813
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	376,875
US Foods Inc. (A), 6.25%, 4/15/25	125,000	134,063
		1,379,532
Energy - 15.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	348,750
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	120,000
Buckeye Partners L.P. (A), 4.125%, 3/1/25	125,000	125,625
Callon Petroleum Co., 6.25%, 4/15/23	375,000	121,875
Energizer Holdings Inc. (A), 4.75%, 6/15/28	100,000	107,260
EnerSys (A), 4.375%, 12/15/27	125,000	126,288
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	275,000	265,015
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	14,725
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	424,000
Occidental Petroleum Corp., 2.7%, 2/15/23	200,000	191,500
QEP Resources Inc., 5.375%, 10/1/22	300,000	240,000
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	300,468
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	254,062
		2,639,568
Financials - 7.0%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	157,790

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison High Income Fund Portfolio of Investments (unaudited)

Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	165,562
Iron Mountain Inc. (A), 5.25%, 7/15/30	100,000	104,875
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	229,740
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	268,125
Quicken Loans LLC (A), 5.75%, 5/1/25	250,000	257,734
		1,183,826
Health Care - 3.9%
HCA Inc., 5.875%, 2/15/26	250,000	292,575
LifePoint Health Inc. (A), 6.75%, 4/15/25	125,000	134,688
MEDNAX Inc. (A), 5.25%, 12/1/23	225,000	227,812
		655,075
Industrials - 18.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (D), 5.25%, 3/15/25	250,000	235,000
Covanta Holding Corp., 5.875%, 3/1/24	225,000	230,729
DAE Funding LLC (A), 5%, 8/1/24	250,000	231,410
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	250,000
Delta Air Lines Inc., 7.375%, 1/15/26	175,000	173,481
Gartner Inc. (A), 5.125%, 4/1/25	250,000	258,447
Mueller Industries Inc., 6%, 3/1/27	250,000	252,500
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	250,000	251,100
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25	250,000	245,700
Standard Industries Inc. (A), 4.375%, 7/15/30	150,000	162,000
Tennant Co., 5.625%, 5/1/25	275,000	284,625
TransDigm Inc. (A), 6.25%, 3/15/26	275,000	290,125
Waste Pro USA Inc. (A), 5.5%, 2/15/26	225,000	228,375
		3,093,492
Information Technology - 5.6%
Alliance Data Systems Corp. (A) (C), 4.75%, 12/15/24	500,000	462,500
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	277,750
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	211,600
		951,850
Materials - 3.7%
Arconic Corp. (A), 6%, 5/15/25	100,000	107,812
Berry Global Inc., 5.125%, 7/15/23	275,000	278,781
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	230,000
		616,593
Utilities - 3.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	270,000
Calpine Corp., 5.5%, 2/1/24	300,000	304,620
		574,620
Total Corporate Notes and Bonds ( Cost $15,834,996 )		15,642,369
	Shares
EXCHANGE TRADED FUNDS - 2.7%
Bond Funds - 2.7%
iShares iBoxx High Yield Corporate Bond ETF	5,400	461,106
Total Exchange Traded Funds ( Cost $465,512 )		461,106
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (E)	512,997	512,997
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (E) (F)	243,775	243,775

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison High Income Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $756,772 )		756,772
TOTAL INVESTMENTS - 100.0% ( Cost $17,057,280 )		16,860,247
NET OTHER ASSETS AND LIABILITIES - (0.0)%		(321)
TOTAL NET ASSETS - 100.0%		$16,859,926

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.5% of total net assets.
(C)	Restricted. The aggregate cost of such securities is $1,000,000. The aggregate value is $967,500, representing 5.7% of net assets.
(D)
All or a portion of these securities, with an aggregate fair value of $235,123, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.

(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 67.7%
Communication Services - 5.6%
Comcast Corp., Class A	101,000	$4,322,800
Verizon Communications Inc.	79,000	4,540,920
		8,863,720
Consumer Discretionary - 7.0%
Home Depot Inc./The	18,500	4,911,565
Lowe's Cos. Inc.	12,000	1,786,920
McDonald's Corp.	17,000	3,302,760
Starbucks Corp.	15,000	1,147,950
		11,149,195
Consumer Staples - 7.9%
Coca-Cola Co./The	21,500	1,015,660
Colgate-Palmolive Co.	18,000	1,389,600
Hershey Co./The	9,000	1,308,690
Nestle S.A., ADR	22,000	2,592,700
PepsiCo Inc.	25,500	3,510,330
Procter & Gamble Co./The	21,000	2,753,520
		12,570,500
Financials - 8.8%
BlackRock Inc.	6,700	3,852,567
CME Group Inc.	8,500	1,412,530
JPMorgan Chase & Co.	26,300	2,541,632
Northern Trust Corp.	30,500	2,389,675
Travelers Cos. Inc./The	21,000	2,402,820
US Bancorp	39,500	1,455,180
		14,054,404
Health Care - 11.7%
Amgen Inc.	9,200	2,250,964
Bristol-Myers Squibb Co.	61,500	3,607,590
Gilead Sciences Inc.	12,000	834,360
Johnson & Johnson	30,200	4,401,952
Medtronic PLC	18,000	1,736,640
Merck & Co. Inc.	35,000	2,808,400
Novartis AG, ADR	12,500	1,026,750
Pfizer Inc.	54,000	2,077,920
		18,744,576
Industrials - 9.2%
3M Co.	16,500	2,482,755
Caterpillar Inc.	23,000	3,056,240
Emerson Electric Co.	29,500	1,829,295
Fastenal Co.	90,000	4,233,600
General Dynamics Corp.	7,500	1,100,550
Union Pacific Corp.	11,500	1,993,525
		14,695,965
Information Technology - 11.0%
Accenture PLC, Class A	8,500	1,910,630
Analog Devices Inc.	23,500	2,698,975
Automatic Data Processing Inc.	9,000	1,196,190

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Cisco Systems Inc.	91,000	4,286,100
Paychex Inc.	26,000	1,869,920
TE Connectivity Ltd.	29,000	2,583,030
Texas Instruments Inc.	24,000	3,061,200
		17,606,045
Materials - 2.5%
Linde PLC	16,500	4,044,315

Utilities - 4.0%
Dominion Energy Inc.	36,500	2,957,595
NextEra Energy Inc.	12,000	3,368,400
		6,325,995
Total Common Stocks ( Cost $80,535,240 )		108,054,715
	Par Value
ASSET BACKED SECURITIES - 1.4%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.495%, 5/15/23	175,000	174,354
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	105,020
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	119,819	120,662
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	224,167	229,062
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	81,431	82,994
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	100,000	100,175
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	138,198
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,000	253,713
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	300,000	304,530
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	200,000	202,212
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	100,000	100,826
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	255,154
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	102,604
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	81,374	82,327
Total Asset Backed Securities ( Cost $2,212,873 )		2,251,831
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	152,854	165,474
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	198,703	219,288
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	62,660	73,864
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	63,807	64,254
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	169,453	174,718
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	173,054	197,432
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	33,010	33,085
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	63,076	63,644
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	154,139	158,095
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3%, 2/25/50	200,000	206,625
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	59,651	59,989
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	193,024	198,795
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	71,735	73,954
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	165,760	170,725
Total Collateralized Mortgage Obligations ( Cost $1,825,326 )		1,859,942
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.413%, 3/25/23	270,256	279,678
Fannie Mae-Aces, Series 2017-M15, Class A1, (B) (C), 2.959%, 9/25/27	385,933	420,883
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.136%, 11/25/27	250,000	274,827

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	270,717
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	684,113
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (C), 4.339%, 1/25/46	250,000	252,034
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	200,000	207,142
Total Commercial Mortgage-Backed Securities ( Cost $2,215,191 )		2,389,394
CORPORATE NOTES AND BONDS - 13.0%
Communication Services - 0.9%
AT&T Inc., 2.25%, 2/1/32	150,000	153,651
AT&T Inc., 4.75%, 5/15/46	200,000	249,182
Comcast Corp., 4.15%, 10/15/28	275,000	338,007
Comcast Corp., 3.4%, 4/1/30	50,000	58,662
Verizon Communications Inc., 4.329%, 9/21/28	331,000	408,636
Verizon Communications Inc., 3.875%, 2/8/29	100,000	120,561
Walt Disney Co./The, 3.8%, 3/22/30	50,000	59,716
		1,388,415
Consumer Discretionary - 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	213,095
Costco Wholesale Corp., 1.6%, 4/20/30	250,000	258,773
Discovery Communications LLC, 5%, 9/20/37	250,000	306,526
DISH DBS Corp., 6.75%, 6/1/21	100,000	103,500
eBay Inc., 1.9%, 3/11/25	50,000	52,677
Expedia Group Inc., 3.25%, 2/15/30	200,000	188,889
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	125,000	134,702
Home Depot Inc./The, 3.35%, 4/15/50	100,000	122,587
Kimberly-Clark Corp., 3.1%, 3/26/30	100,000	116,479
Lennar Corp., 4.75%, 4/1/21	150,000	151,875
Lowe's Cos. Inc., 4.55%, 4/5/49	150,000	201,327
McDonald's Corp., MTN, 2.125%, 3/1/30	50,000	52,488
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	412,483
NIKE Inc., 3.375%, 3/27/50	150,000	182,128
Southwest Airlines Co., 5.25%, 5/4/25	50,000	53,268
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	179,075
		2,729,872
Consumer Staples - 0.6%
Hershey Co./The, 0.9%, 6/1/25	50,000	50,655
Hormel Foods Corp., 1.8%, 6/11/30	100,000	104,937
Keurig Dr Pepper Inc., 3.8%, 5/1/50	75,000	92,762
Mars Inc. (A), 2.375%, 7/16/40	250,000	257,787
Mars Inc. (A), 3.95%, 4/1/49	200,000	264,643
Sysco Corp., 5.95%, 4/1/30	100,000	126,867
		897,651
Energy - 2.4%
Antero Resources Corp. (D), 5.625%, 6/1/23	75,000	53,812
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	223,034
ConocoPhillips Co., 4.15%, 11/15/34	129,000	151,343
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	81,468
Enterprise Products Operating LLC, 5.2%, 9/1/20	300,000	301,085
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	334,980
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	284,120
Kinder Morgan Inc., 5.55%, 6/1/45	200,000	258,959
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	113,621

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

MPLX L.P., 4.8%, 2/15/29	150,000	173,101
Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	88,877
Phillips 66, 2.15%, 12/15/30	200,000	198,224
Phillips 66, 4.65%, 11/15/34	250,000	313,236
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	200,000	230,715
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	22,196
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	322,380
Valero Energy Corp., 6.625%, 6/15/37	250,000	345,321
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	348,647
		3,845,119
Financials - 3.7%
American Express Co., 2.5%, 8/1/22	150,000	155,647
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	434,020
Bank of Montreal, MTN (E), 3.3%, 2/5/24	110,000	120,128
Bank of New York Mellon Corp./The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	75,000	81,209
Capital One Financial Corp., 3.3%, 10/30/24	200,000	218,239
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	149,634
Credit Suisse Group AG, (SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	250,000	257,099
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	275,000	292,270
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	135,921
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	381,834
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	111,511
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	105,386
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	310,716
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	250,000	233,438
JPMorgan Chase & Co., 2.95%, 10/1/26	225,000	250,071
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	29,366
Markel Corp.(5 year CMT + 5.662%) (B), 6%, 6/1/25	200,000	210,250
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	200,000	223,885
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	114,836
Morgan Stanley, 4.3%, 1/27/45	250,000	337,044
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	353,127
Regions Financial Corp., 3.2%, 2/8/21	100,000	100,946
Regions Financial Corp., 2.75%, 8/14/22	250,000	260,552
Regions Financial Corp., 2.25%, 5/18/25	100,000	106,248
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	200,000	204,006
Synchrony Financial, 3.7%, 8/4/26	150,000	156,765
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	111,078
Truist Bank, 2.25%, 3/11/30	50,000	52,824
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	217,639
Truist Financial Corp., Series Q, (10 year CMT + 4.349%) (B), 5.1%, 3/1/30	100,000	108,500
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	100,000	104,760
		5,928,949
Health Care - 1.1%
AbbVie Inc., 3.75%, 11/14/23	150,000	164,613
Anthem Inc., 2.375%, 1/15/25	50,000	53,481
Cigna Corp., 4.375%, 10/15/28	50,000	60,546
CVS Health Corp., 5.125%, 7/20/45	250,000	340,075
Health Care Service Corp. (A), 2.2%, 6/1/30	50,000	51,483
Humana Inc., 2.5%, 12/15/20	300,000	302,423
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	64,236
Upjohn Inc. (A), 2.7%, 6/22/30	125,000	133,120
Zoetis Inc., 3%, 9/12/27	350,000	393,870
Zoetis Inc., 3%, 5/15/50	100,000	112,377

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

		1,676,224
Industrials - 0.9%
Boeing Co./The, 5.805%, 5/1/50	50,000	58,728
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	100,000
FedEx Corp., 3.8%, 5/15/25	100,000	112,998
General Electric Co., 3.45%, 5/1/27	100,000	105,181
Masco Corp., 4.375%, 4/1/26	25,000	29,012
Otis Worldwide Corp. (A), 2.565%, 2/15/30	125,000	135,548
Southwest Airlines Co., 5.125%, 6/15/27	200,000	210,230
TransDigm Inc. (A), 6.25%, 3/15/26	75,000	79,125
Vulcan Materials Co., 3.5%, 6/1/30	200,000	224,562
WRKCo Inc., 3.9%, 6/1/28	250,000	288,105
Xylem Inc., 2.25%, 1/30/31	150,000	158,873
		1,502,362
Information Technology - 1.2%
Broadcom Inc. (A), 4.15%, 11/15/30	200,000	224,642
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	300,734
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	164,222
Citrix Systems Inc., 4.5%, 12/1/27	55,000	63,214
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	104,520
Intel Corp., 3.734%, 12/8/47	272,000	340,683
Intuit Inc., 1.65%, 7/15/30	125,000	129,196
Lam Research Corp., 1.9%, 6/15/30	50,000	52,983
Micron Technology Inc., 2.497%, 4/24/23	100,000	104,402
Oracle Corp., 4%, 7/15/46	200,000	250,556
PayPal Holdings Inc., 2.4%, 10/1/24	200,000	214,461
		1,949,613
Materials - 0.2%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	222,284
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	52,272
		274,556
Real Estate - 0.1%
Store Capital Corp., 4.5%, 3/15/28	100,000	106,060

Utilities - 0.2%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	167,109
Florida Power and Light Co., 2.85%, 4/1/25	100,000	110,094
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	119,777
		396,980
Total Corporate Notes and Bonds ( Cost $18,382,046 )		20,695,801
FOREIGN CORPORATE BONDS - 0.0%
Energy - 0.0%
Enbridge Inc., Series 20-A, (5 year CMT + 5.314%) (B) (E), 5.75%, 7/15/80	75,000	76,460
Total Foreign Corporate Bonds ( Cost $75,000 )		76,460
LONG TERM MUNICIPAL BONDS - 0.7%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	399,184
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,260
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,132
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	226,214
Total Long Term Municipal Bonds ( Cost $1,147,777 )		1,161,790

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 6.1%
Fannie Mae - 3.6%
3%, 9/1/30 Pool # 890696	132,286	140,744
3%, 12/1/30 Pool # AL8924	218,855	231,346
7%, 11/1/31 Pool # 607515	5,566	6,439
3.5%, 12/1/31 Pool # MA0919	355,048	383,639
7%, 5/1/32 Pool # 644591	779	811
3.5%, 8/1/32 Pool # MA3098	128,071	134,810
3.5%, 9/1/32 Pool # MA3126	105,866	111,635
5.5%, 10/1/33 Pool # 254904	34,414	40,293
7%, 7/1/34 Pool # 792636	4,438	4,631
4%, 2/1/35 Pool # MA2177	228,055	245,912
5%, 8/1/35 Pool # 829670	33,173	37,990
5%, 9/1/35 Pool # 835699	35,901	40,526
5%, 9/1/35 Pool # 820347	45,459	52,152
3%, 12/1/35 Pool # AS6267	202,664	215,394
5%, 12/1/35 Pool # 850561	11,353	13,022
4%, 6/1/36 Pool # AL8618	172,994	186,642
5.5%, 9/1/36 Pool # 831820	56,076	64,956
5.5%, 10/1/36 Pool # 901723	18,463	21,400
5.5%, 12/1/36 Pool # 903059	39,498	44,449
3%, 11/1/39 Pool # MA3831	210,662	223,034
4.5%, 7/1/41 Pool # AB3274	122,588	136,390
5.5%, 7/1/41 Pool # AL6588	109,080	126,112
3.5%, 6/1/42 Pool # AO4134	199,210	216,989
4%, 6/1/42 Pool # MA1087	139,280	153,251
3.5%, 8/1/42 Pool # AP2133	150,038	162,657
3.5%, 8/1/42 Pool # AO8100	117,504	127,427
4%, 10/1/42 Pool # AP7363	244,426	267,199
3%, 2/1/43 Pool # AB8563	144,544	155,467
3%, 2/1/43 Pool # AL3072	227,928	249,123
3%, 2/1/43 Pool # AB8486	242,912	261,252
3%, 3/1/43 Pool # AB8818	226,380	243,488
3.5%, 3/1/43 Pool # AT0310	115,054	124,829
4%, 1/1/45 Pool # AS4257	77,548	84,641
4%, 1/1/45 Pool # MA2145	238,346	259,609
4.5%, 2/1/45 Pool # MA2193	161,399	176,518
3.5%, 12/1/45 Pool # AS6309	93,680	99,837
3%, 1/1/47 Pool # BE0108	178,966	194,564
3.5%, 12/1/47 Pool # MA3210	381,963	404,013
4%, 7/1/48 Pool # MA3415	120,494	127,925
		5,771,116
Freddie Mac - 2.5%
4.5%, 2/1/25 Pool # J11722	16,827	17,894
4.5%, 5/1/25 Pool # J12247	14,923	15,863
8%, 6/1/30 Pool # C01005	776	930
6.5%, 1/1/32 Pool # C62333	28,834	32,959
2.5%, 2/1/32 Pool # ZS8641	310,074	326,216
2.5%, 10/1/34 Pool # SB8010	322,241	338,362
4.5%, 8/1/39 Pool # G08361	187,163	208,134
3.5%, 11/1/40 Pool # G06168	202,093	218,901
4.5%, 9/1/41 Pool # Q03516	108,782	120,986
4%, 10/1/41 Pool # Q04092	148,729	163,539
3%, 8/1/42 Pool # G08502	194,501	209,023

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

3%, 9/1/42 Pool # C04233	93,177	100,250
3%, 4/1/43 Pool # V80026	231,985	249,548
3%, 4/1/43 Pool # V80025	237,959	256,061
3.5%, 8/1/44 Pool # Q27927	349,831	380,661
3%, 7/1/45 Pool # G08653	268,435	286,288
3.5%, 8/1/45 Pool # Q35614	253,260	274,087
3%, 10/1/46 Pool # G60722	211,964	228,866
4%, 3/1/47 Pool # Q46801	195,753	209,061
3.5%, 12/1/47 Pool # Q52955	369,752	392,635
		4,030,264
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	9,130	10,635
6.5%, 4/20/31 Pool # 3068	5,500	6,497
		17,132
Total Mortgage Backed Securities ( Cost $9,366,837 )		9,818,512
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Treasury Bonds - 3.5%
6.625%, 2/15/27	$700,000	984,293
3.750%, 8/15/41	400,000	609,016
3.000%, 5/15/42	550,000	759,687
2.500%, 2/15/45	500,000	643,418
2.500%, 5/15/46	400,000	518,375
2.250%, 8/15/46	300,000	372,176
3.000%, 5/15/47	250,000	355,479
3.000%, 2/15/48	250,000	357,559
3.375%, 11/15/48	200,000	306,609
2.000%, 2/15/50	600,000	720,867
		5,627,479
U.S. Treasury Notes - 3.1%
0.125%, 10/15/24	499,665	529,874
2.125%, 3/31/24	500,000	536,016
2.000%, 8/15/25	250,000	272,060
2.250%, 11/15/25	250,000	276,133
1.500%, 8/15/26	1,500,000	1,605,469
2.875%, 5/15/28	1,000,000	1,186,758
2.625%, 2/15/29	250,000	294,922
1.500%, 2/15/30	90,000	98,223
0.625%, 5/15/30	125,000	126,035
		4,925,490
Total U.S. Government and Agency Obligations ( Cost $8,753,669 )		10,552,969
	Shares
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (F)	2,430,872	2,430,872
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (F) (G)	53,655	53,655
Total Short-Term Investments ( Cost $2,484,527 )		2,484,527
TOTAL INVESTMENTS - 99.8% ( Cost $126,998,486 )		159,345,941
NET OTHER ASSETS AND LIABILITIES - 0.2%		245,457
TOTAL NET ASSETS - 100.0%		$159,591,398

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
All or a portion of these securities, with an aggregate fair value of $53,050, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Communication Services - 7.9%
Comcast Corp., Class A	202,000	$8,645,600
Verizon Communications Inc.	159,000	9,139,320
		17,784,920
Consumer Discretionary - 9.9%
Home Depot Inc./The	37,000	9,823,130
Lowe's Cos. Inc.	24,000	3,573,840
McDonald's Corp.	33,500	6,508,380
Starbucks Corp.	31,000	2,372,430
		22,277,780
Consumer Staples - 11.5%
Coca-Cola Co./The	45,000	2,125,800
Colgate-Palmolive Co.	37,500	2,895,000
Hershey Co./The	19,000	2,762,790
Nestle S.A., ADR	45,500	5,362,175
PepsiCo Inc.	51,500	7,089,490
Procter & Gamble Co./The	42,500	5,572,600
		25,807,855
Financials - 12.9%
BlackRock Inc.	13,500	7,762,635
CME Group Inc.	18,000	2,991,240
JPMorgan Chase & Co.	54,500	5,266,880
Northern Trust Corp.	64,000	5,014,400
Travelers Cos. Inc./The	42,500	4,862,850
US Bancorp	82,000	3,020,880
		28,918,885
Health Care - 16.9%
Amgen Inc.	18,800	4,599,796
Bristol-Myers Squibb Co.	124,000	7,273,840
Gilead Sciences Inc.	24,000	1,668,720
Johnson & Johnson	62,000	9,037,120
Medtronic PLC	37,000	3,569,760
Merck & Co. Inc.	69,000	5,536,560
Novartis AG, ADR	26,000	2,135,640
Pfizer Inc.	105,000	4,040,400
		37,861,836
Industrials - 13.4%
3M Co.	34,500	5,191,215
Caterpillar Inc.	47,500	6,311,800
Emerson Electric Co.	61,500	3,813,615
Fastenal Co.	180,000	8,467,200
General Dynamics Corp.	16,000	2,347,840
Union Pacific Corp.	23,500	4,073,725
		30,205,395
Information Technology - 15.8%
Accenture PLC, Class A	17,000	3,821,260
Analog Devices Inc.	46,000	5,283,100
Automatic Data Processing Inc.	18,000	2,392,380

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Dividend Income Fund Portfolio of Investments (unaudited)

Cisco Systems Inc.		188,000	8,854,800
Paychex Inc.		54,000	3,883,680
TE Connectivity Ltd.		59,500	5,299,665
Texas Instruments Inc.		47,500	6,058,625
			35,593,510
Materials - 3.6%
Linde PLC		33,000	8,088,630

Utilities - 5.7%
Dominion Energy Inc.		74,000	5,996,220
NextEra Energy Inc.		24,000	6,736,800
			12,733,020
Total Common Stocks ( Cost $191,651,194 )			219,271,831
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (A)		4,506,298	4,506,298
Total Short-Term Investments ( Cost $4,506,298 )			4,506,298
TOTAL INVESTMENTS - 99.6% ( Cost $196,157,492 )			223,778,129
NET OTHER ASSETS AND LIABILITIES - 0.4%			991,493
TOTAL NET ASSETS - 100.0%			$224,769,622

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 72.1%
Communication Services - 5.6%
Alphabet Inc., Class C * (A)	900	$1,334,664
CenturyLink Inc. (A)	189,000	1,823,850
Discovery Inc., Class C * (A)	91,000	1,724,450
		4,882,964
Consumer Discretionary - 5.9%
General Motors Co. (A)	90,100	2,242,589
Nordstrom Inc. (A)	52,300	715,987
Whirlpool Corp. (A)	13,300	2,169,496
		5,128,072
Consumer Staples - 7.9%
Archer-Daniels-Midland Co. (A)	43,000	1,841,690
JM Smucker Co./The (A)	20,000	2,187,000
PepsiCo Inc. (A)	20,100	2,766,966
		6,795,656
Energy - 10.6%
Apache Corp.	52,600	807,410
Baker Hughes Co.	96,300	1,491,687
Canadian Natural Resources Ltd.	63,000	1,112,580
EOG Resources Inc. (A)	27,000	1,264,950
Range Resources Corp. (A)	602,200	3,890,212
Transocean Ltd. * (B)	295,000	601,800
		9,168,639
Financials - 10.7%
Bank of America Corp. (A)	105,000	2,612,400
Berkshire Hathaway Inc., Class B * (A)	16,000	3,132,480
JPMorgan Chase & Co. (A)	20,000	1,932,800
Regions Financial Corp. (A)	143,000	1,552,980
		9,230,660
Health Care - 10.0%
CVS Health Corp. (A)	48,200	3,033,708
Gilead Sciences Inc. (A)	32,500	2,259,725
Zimmer Biomet Holdings Inc. (A)	24,800	3,344,528
		8,637,961
Industrials - 4.6%
FedEx Corp. (A)	8,000	1,347,200
General Dynamics Corp. (A)	18,100	2,655,994
		4,003,194
Materials - 13.4%
Alcoa Corp. * (A)	141,700	1,842,100
Barrick Gold Corp. (A)	116,000	3,353,560
Freeport-McMoRan Inc. (A)	335,900	4,339,828
Steel Dynamics Inc. (A)	75,000	2,055,750
		11,591,238
Utilities - 3.4%
AES Corp. (A)	195,000	2,969,850
Total Common Stocks ( Cost $91,334,912 )		62,408,234

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

EXCHANGE TRADED FUNDS - 7.4%
Stock Funds - 7.4%
Invesco DB Gold Fund				45,000	2,626,250
VanEck Vectors Gold Miners ETF (A)				88,600	3,804,484
					6,430,734
Total Exchange Traded Funds ( Cost $4,131,089 )					6,430,734
SHORT-TERM INVESTMENTS - 23.1%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (C)				19,583,600	19,583,600
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (C) (D)				374,850	374,850
Total Short-Term Investments ( Cost $19,958,450 )					19,958,450
TOTAL INVESTMENTS - 102.6% ( Cost $115,424,451 )					88,797,418
TOTAL CALL OPTIONS WRITTEN - (2.1%)					(1,853,756)
NET OTHER ASSETS AND LIABILITIES - (0.5%)					(401,049)
TOTAL NET ASSETS - 100.0%					$86,542,613

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $62,199,241, represent covers (directly or through conversion rights) for outstanding options written.
(B)
All or a portion of these securities, with an aggregate fair value of $339,864, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
Written Option Contracts Outstanding at July 31, 2020
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$15.00	08/21/2020	(650)	$(975,000)	$(50,375)	$(28,574)	$(21,801)
AES Corp.	16.00	08/21/2020	(1,300)	(2,080,000)	(39,000)	(76,648)	37,648
Alcoa Corp.	15.00	08/21/2020	(814)	(1,221,000)	(10,989)	(43,923)	32,934
Alphabet Inc.	1,450.00	08/21/2020	(9)	(1,305,000)	(50,175)	(44,990)	(5,185)
Archer-Daniels-Midland Co.	40.00	09/18/2020	(301)	(1,204,000)	(99,330)	(37,311)	(62,019)
Archer-Daniels-Midland Co.	45.00	09/18/2020	(129)	(580,500)	(9,030)	(16,778)	7,748
Bank of America Corp.	26.00	09/18/2020	(525)	(1,365,000)	(42,524)	(25,704)	(16,820)
Bank of America Corp.	27.00	10/16/2020	(525)	(1,417,500)	(45,150)	(41,753)	(3,397)
Barrick Gold Corp.	28.00	08/21/2020	(580)	(1,624,000)	(102,950)	(75,898)	(27,052)
Barrick Gold Corp.	29.00	08/21/2020	(580)	(1,682,000)	(73,950)	(45,796)	(28,154)
Berkshire Hathaway Inc.	200.00	08/21/2020	(144)	(2,880,000)	(31,895)	(29,370)	(2,525)
CenturyLink Inc.	13.00	08/21/2020	(945)	(1,228,500)	(2,835)	(22,236)	19,401
CVS Health Corp.	72.50	08/21/2020	(482)	(3,494,500)	(4,820)	(75,417)	70,597
Discovery Inc.	27.50	09/18/2020	(230)	(632,500)	—	(14,781)	14,781
EOG Resources Inc.	55.00	09/18/2020	(70)	(385,000)	(6,475)	(8,187)	1,712
FedEx Corp.	180.00	09/18/2020	(80)	(1,440,000)	(39,200)	(39,916)	716
Freeport-McMoRan Inc.	12.00	08/21/2020	(975)	(1,170,000)	(114,563)	(42,861)	(71,702)
Freeport-McMoRan Inc.	13.00	08/21/2020	(1,184)	(1,539,200)	(65,712)	(51,504)	(14,208)
General Dynamics Corp.	170.00	08/21/2020	(90)	(1,530,000)	(675)	(21,956)	21,281
General Dynamics Corp.	160.00	09/18/2020	(91)	(1,456,000)	(14,105)	(27,205)	13,100
General Motors Co.	28.00	09/18/2020	(451)	(1,262,800)	(24,805)	(53,650)	28,845
General Motors Co.	30.00	12/18/2020	(450)	(1,350,000)	(44,325)	(67,333)	23,008
Gilead Sciences Inc.	80.00	08/21/2020	(325)	(2,600,000)	(5,850)	(74,430)	68,580

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

JM Smucker Co./The	115.00	09/18/2020	(200)	(2,300,000)	(39,500)	(32,454)	(7,046)
JPMorgan Chase & Co.	110.00	08/21/2020	(200)	(2,200,000)	(3,400)	(51,331)	47,931
Nordstrom Inc.	20.00	09/18/2020	(523)	(1,046,000)	(15,167)	(41,296)	26,129
Pepsico Inc.	140.00	08/21/2020	(140)	(1,960,000)	(19,320)	(38,249)	18,929
PepsiCo Inc.	140.00	09/18/2020	(61)	(854,000)	(15,494)	(8,293)	(7,201)
Range Resources Corp.	10.00	09/18/2020	(3,100)	(3,100,000)	(20,150)	(166,253)	146,103
Regions Financial Corp.	12.00	08/21/2020	(715)	(858,000)	(7,150)	(29,149)	21,999
Regions Financial Corp.	14.00	08/21/2020	(715)	(1,001,000)	—	(33,998)	33,998
Steel Dynamics Inc.	29.00	08/21/2020	(250)	(725,000)	(10,625)	(32,990)	22,365
Steel Dynamics Inc.	30.00	08/21/2020	(250)	(750,000)	(5,000)	(28,490)	23,490
VanEck Vectors Gold Miners ETF	35.00	08/21/2020	(443)	(1,550,500)	(355,508)	(75,482)	(280,026)
VanEck Vectors Gold Miners ETF	37.00	08/21/2020	(443)	(1,639,100)	(271,338)	(78,507)	(192,831)
Whirlpool Corp.	155.00	08/21/2020	(133)	(2,061,500)	(141,645)	(51,731)	(89,914)
Zimmer Biomet Holdings Inc.	140.00	08/21/2020	(121)	(1,694,000)	(33,578)	(33,607)	29
Zimmer Biomet Holdings Inc.	145.00	09/18/2020	(127)	(1,841,500)	(37,148)	(38,314)	1,166
Total Options Written, at Value					$(1,853,756)	$(1,706,365)	$(147,391)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Communication Services - 9.4%
Alphabet Inc., Class C *	10,619	$15,747,552
Liberty Broadband Corp., Class C *	108,813	14,936,761
		30,684,313
Consumer Discretionary - 11.4%
Dollar Tree Inc. *	109,909	10,260,005
Lowe's Cos. Inc.	132,930	19,794,606
TJX Cos. Inc./The	131,253	6,823,844
		36,878,455
Financials - 18.1%
Berkshire Hathaway Inc., Class B *	66,287	12,977,669
Brookfield Asset Management Inc., Class A	229,134	7,407,902
Marsh & McLennan Cos. Inc.	108,556	12,657,630
Progressive Corp./The	176,493	15,944,378
US Bancorp	260,728	9,605,219
		58,592,798
Health Care - 18.4%
Alcon Inc. *	172,419	10,341,692
Becton Dickinson and Co.	63,900	17,977,626
Danaher Corp.	49,473	10,082,597
Novartis AG, ADR	125,224	10,285,899
Varian Medical Systems Inc. *	77,897	11,117,460
		59,805,274
Industrials - 9.8%
Copart Inc. *	110,799	10,332,007
Jacobs Engineering Group Inc.	128,445	10,962,780
PACCAR Inc.	125,024	10,637,042
		31,931,829
Information Technology - 19.7%
Accenture PLC, Class A	54,184	12,179,480
Adobe Inc. *	17,046	7,573,879
Analog Devices Inc.	104,464	11,997,690
Cognizant Technology Solutions Corp., Class A	161,041	11,002,321
TE Connectivity Ltd.	93,232	8,304,174
Visa Inc., Class A	67,093	12,774,507
		63,832,051
Materials - 6.2%
Linde PLC	37,202	9,118,582
PPG Industries Inc.	102,044	10,985,037
		20,103,619
Real Estate - 3.1%
American Tower Corp., REIT	38,148	9,971,506
Total Common Stocks ( Cost $219,386,273 )		311,799,845
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (A)	12,584,851	12,584,851
Total Short-Term Investments ( Cost $12,584,851 )		12,584,851

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Investors Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 100.0% ( Cost $231,971,124 )		324,384,696
NET OTHER ASSETS AND LIABILITIES - 0.0%		71,659
TOTAL NET ASSETS - 100.0%		$324,456,355

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Communication Services - 6.4%
Comcast Corp., Class A	39,000	$1,669,200
Verizon Communications Inc.	31,500	1,810,620
		3,479,820
Consumer Discretionary - 8.9%
Home Depot Inc./The	8,600	2,283,214
Lowe's Cos. Inc.	5,800	863,678
McDonald's Corp.	5,800	1,126,824
Starbucks Corp.	7,000	535,710
		4,809,426
Consumer Staples - 8.6%
Coca-Cola Co./The	11,000	519,640
Colgate-Palmolive Co.	9,200	710,240
Hershey Co./The	3,500	508,935
Nestle S.A., ADR	4,600	542,110
PepsiCo Inc.	10,800	1,486,728
Procter & Gamble Co./The	7,000	917,840
		4,685,493
Financials - 13.0%
BlackRock Inc.	3,300	1,897,533
CME Group Inc.	4,000	664,720
JPMorgan Chase & Co.	13,500	1,304,640
Northern Trust Corp.	14,300	1,120,405
Travelers Cos. Inc./The	10,200	1,167,084
US Bancorp	25,000	921,000
		7,075,382
Health Care - 13.0%
Amgen Inc.	4,600	1,125,482
Bristol-Myers Squibb Co.	29,800	1,748,068
Gilead Sciences Inc.	6,400	444,992
Johnson & Johnson	11,700	1,705,392
Medtronic PLC	5,500	530,640
Merck & Co. Inc.	6,600	529,584
Novartis AG, ADR	5,600	459,984
Pfizer Inc.	14,000	538,720
		7,082,862
Industrials - 12.3%
3M Co.	6,600	993,102
Caterpillar Inc.	11,100	1,474,968
Emerson Electric Co.	13,700	849,537
Fastenal Co.	40,300	1,895,712
General Dynamics Corp.	3,500	513,590
Union Pacific Corp.	5,500	953,425
		6,680,334
Information Technology - 14.9%
Accenture PLC, Class A	3,000	674,340
Analog Devices Inc.	11,200	1,286,320
Automatic Data Processing Inc.	4,800	637,968

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

Cisco Systems Inc.		42,000	1,978,200
Paychex Inc.		13,500	970,920
TE Connectivity Ltd.		12,400	1,104,468
Texas Instruments Inc.		11,400	1,454,070
			8,106,286
Materials - 13.8%
Barrick Gold Corp.		79,500	2,298,345
Franco-Nevada Corp.		11,000	1,758,350
Linde PLC		6,900	1,691,259
Royal Gold Inc.		12,500	1,749,125
			7,497,079
Real Estate - 1.7%
Prologis Inc., REIT		8,800	927,696

Utilities - 5.3%
Dominion Energy Inc.		16,300	1,320,789
NextEra Energy Inc.		5,500	1,543,850
			2,864,639
Total Common Stocks ( Cost $44,479,415 )			53,209,017
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (A)		1,097,911	1,097,911
Total Short-Term Investments ( Cost $1,097,911 )			1,097,911
TOTAL INVESTMENTS - 99.9% ( Cost $45,577,326 )			54,306,928
NET OTHER ASSETS AND LIABILITIES - 0.1%			53,737
TOTAL NET ASSETS - 100.0%			$54,360,665

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.2%
Communication Service - 6.8%
Liberty Broadband Corp., Class C *	265,804	$36,486,915

Consumer Discretionary - 15.6%
CarMax Inc. *	223,128	21,636,722
Dollar Tree Inc. *	293,772	27,423,616
O'Reilly Automotive Inc. *	40,635	19,398,336
Ross Stores Inc.	176,632	15,838,592
		84,297,266
Consumer Staples - 1.4%
Brown-Forman Corp., Class B	106,734	7,400,936

Financials - 27.4%
Capital Markets - 3.9%
Brookfield Asset Management Inc., Class A	347,644	11,239,331
Moelis & Co., Class A	338,671	10,089,009
		21,328,340
Commercial Banks - 1.6%
Glacier Bancorp Inc.	248,922	8,789,436

Insurance - 21.9%
Arch Capital Group Ltd. *	840,131	25,834,028
Brown & Brown Inc.	515,187	23,425,553
Kemper Corp.	157,884	12,397,052
Markel Corp. *	22,567	23,572,134
Progressive Corp./The	210,000	18,971,400
WR Berkley Corp.	227,474	14,046,519
		118,246,686
		148,364,462
Health Care - 4.0%
Laboratory Corp. of America Holdings *	112,508	21,705,043

Industrials - 22.2%
Carlisle Cos. Inc.	155,387	18,503,484
Copart Inc. *	281,324	26,233,463
Expeditors International of Washington Inc.	129,609	10,953,257
Fastenal Co.	440,065	20,700,658
HD Supply Holdings Inc. *	457,541	16,059,689
IHS Markit Ltd.	340,728	27,506,971
		119,957,522
Information Technology - 11.9%
Amphenol Corp., Class A	147,325	15,581,092
CDW Corp.	141,705	16,473,206
Gartner Inc. *	179,617	22,387,463
TE Connectivity Ltd.	112,881	10,054,311
		64,496,072

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Mid Cap Fund Portfolio of Investments (unaudited)

Materials - 1.9%
NewMarket Corp.		27,748	10,400,228
Total Common Stocks ( Cost $306,558,912 )			493,108,444
SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (A)		47,702,679	47,702,679
Total Short-Term Investments ( Cost $47,702,679 )			47,702,679
TOTAL INVESTMENTS - 100.0% ( Cost $354,261,591 )			540,811,123
NET OTHER ASSETS AND LIABILITIES - (0.0)%			(212,665)
TOTAL NET ASSETS - 100.0%			$540,598,458

*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.1%
Consumer Discretionary - 6.2%
Brunswick Corp.	64,175	$4,298,442
Etsy Inc. *	29,249	3,462,497
Hibbett Sports Inc. *	129,259	2,997,516
Nordstrom Inc. (A)	94,449	1,293,007
Shake Shack Inc., Class A * (A)	29,204	1,417,854
		13,469,316
Consumer Staples - 12.1%
Boston Beer Co. Inc./The, Class A *	5,549	4,497,132
Edgewell Personal Care Co. *	212,605	6,354,763
Hain Celestial Group Inc./The *	252,421	8,577,266
Primo Water Corp. (A)	198,786	2,824,749
Simply Good Foods Co./The *	165,287	3,973,499
		26,227,409
Financials - 9.4%
Arch Capital Group Ltd. *	78,425	2,411,569
Axis Capital Holdings Ltd.	69,424	2,785,291
MGIC Investment Corp.	599,924	4,961,371
PRA Group Inc. *	111,887	4,426,250
TCF Financial Corp.	137,968	3,792,740
Western Alliance Bancorp	59,027	2,122,021
		20,499,242
Health Care - 22.0%
AMN Healthcare Services Inc. *	35,021	1,924,054
Avanos Medical Inc. *	108,009	3,312,636
Cardiovascular Systems Inc. *	40,519	1,235,019
Catalent Inc. *	70,278	6,138,081
Covetrus Inc. *	301,422	6,679,511
Encompass Health Corp.	97,353	6,627,792
Flexion Therapeutics Inc. * (A)	256,098	3,475,250
Glaukos Corp. * (A)	63,742	2,785,525
Globus Medical Inc., Class A *	79,537	3,832,093
Natera Inc. *	70,045	3,363,561
PetIQ Inc. * (A)	79,235	2,891,285
Phibro Animal Health Corp., Class A	90,681	2,103,346
PRA Health Sciences Inc. *	32,086	3,419,084
		47,787,237
Industrials - 20.1%
Beacon Roofing Supply Inc. *	78,849	2,456,935
Carlisle Cos. Inc.	25,317	3,014,748
Crane Co.	62,661	3,544,733
EnerSys	47,402	3,188,259
Healthcare Services Group Inc.	149,343	3,911,293
Insperity Inc.	29,859	1,996,373
Kennametal Inc.	100,967	2,722,070
Knight-Swift Transportation Holdings Inc.	39,253	1,707,113
Kornit Digital Ltd. *	33,210	1,779,724
ManpowerGroup Inc.	30,986	2,131,527
Masco Corp.	102,147	5,838,723
Rexnord Corp.	108,753	3,150,574

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison Small Cap Fund Portfolio of Investments (unaudited)

Robert Half International Inc.		20,948	1,065,625
Stericycle Inc. *		18,522	1,119,377
Welbilt Inc. *		208,192	1,265,807
WillScot Mobile Mini Holdings Corp. *		312,467	4,705,753
			43,598,634
Information Technology - 17.3%
Box Inc., Class A *		188,883	3,390,450
CommVault Systems Inc. *		156,983	6,919,811
Entegris Inc.		65,456	4,706,941
FireEye Inc. *		398,989	6,024,734
FLIR Systems Inc.		84,713	3,529,143
Keysight Technologies Inc. *		17,818	1,779,840
LiveRamp Holdings Inc. *		70,083	3,193,682
National Instruments Corp.		64,874	2,303,027
PTC Inc. *		48,650	4,162,494
Varonis Systems Inc. *		15,583	1,688,418
			37,698,540
Materials - 5.0%
Ferro Corp. *		174,304	2,037,614
Olin Corp.		139,707	1,570,306
Scotts Miracle-Gro Co./The		28,361	4,497,204
Vulcan Materials Co.		23,621	2,773,578
			10,878,702
Total Common Stocks ( Cost $163,168,870 )			200,159,080
SHORT-TERM INVESTMENTS - 9.6%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (B)		16,901,978	16,901,978
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (B) (C)		3,933,444	3,933,444
Total Short-Term Investments ( Cost $20,835,422 )			20,835,422
TOTAL INVESTMENTS - 101.7% ( Cost $184,004,292 )			220,994,502
NET OTHER ASSETS AND LIABILITIES - (1.7%)			(3,708,013)
TOTAL NET ASSETS - 100.0%			$217,286,489
*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $8,551,238, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Australia - 1.3%
BHP Group PLC	10,177	$220,474

Canada - 3.6%
Canadian National Railway Co.	2,112	206,304
Suncor Energy Inc.	12,732	200,279
TMX Group Ltd.	1,974	201,784
		608,367
China - 3.2%
Autohome Inc., ADR	1,389	121,746
ENN Energy Holdings Ltd.	12,000	145,388
Ping An Insurance Group Co. of China Ltd., Class H	24,500	259,532
		526,666
Denmark - 3.0%
Carlsberg AS, Class B	1,874	275,096
Vestas Wind Systems AS	1,807	232,045
		507,141
Finland - 2.4%
Nordea Bank Abp *	26,290	202,737
Sampo Oyj, Class A	5,305	191,658
		394,395
France - 15.9%
Air Liquide S.A.	2,166	356,181
Alstom S.A. *	4,770	265,377
BNP Paribas S.A. *	3,120	125,380
Engie S.A. *	34,401	457,501
Safran S.A. *	2,814	296,472
Sanofi	5,032	524,875
Vinci S.A. *	1,918	164,478
Vivendi S.A.	17,276	455,846
		2,646,110
Germany - 9.0%
Continental AG	1,234	120,009
Fresenius Medical Care AG & Co. KGaA *	2,414	212,187
Infineon Technologies AG	6,034	150,187
Merck KGaA	1,006	128,041
SAP SE	4,341	684,082
Vonovia SE	3,125	203,123
		1,497,629
Hong Kong - 0.8%
ESR Cayman Ltd. * (A)	52,000	128,150

Ireland - 3.7%
Medtronic PLC	4,930	475,646
Ryanair Holdings PLC, ADR *	1,971	147,825
		623,471

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

Israel - 1.0%
Bank Leumi Le-Israel BM (B)	33,785	170,341

Italy - 2.4%
Enel SpA	44,223	402,623

Japan - 14.1%
Daiwa House Industry Co. Ltd.	10,096	222,416
Hitachi Ltd.	8,900	262,994
Kao Corp.	2,910	209,917
Makita Corp.	5,900	224,897
Nexon Co. Ltd.	16,600	428,114
Nintendo Co. Ltd.	900	394,842
Sumitomo Mitsui Financial Group Inc.	7,700	203,675
Suzuki Motor Corp.	3,900	127,919
Yamaha Corp.	3,400	155,779
Z Holdings Corp.	22,615	118,998
		2,349,551
Luxembourg - 0.7%
ArcelorMittal S.A. *	9,924	109,184

Mexico - 0.7%
Arca Continental S.A.B. de C.V.	21,800	109,377

Netherlands - 4.3%
JDE Peet's BV *	3,258	144,875
Koninklijke DSM N.V.	2,323	354,635
Wolters Kluwer N.V.	2,762	217,529
		717,039
Norway - 2.4%
Equinor ASA	11,534	170,187
Telenor ASA	14,795	228,951
		399,138
Portugal - 1.4%
EDP - Energias de Portugal S.A.	34,477	174,023
Galp Energia SGPS S.A.	5,479	57,441
		231,464
Singapore - 1.4%
DBS Group Holdings Ltd. (B)	11,040	157,459
NetLink NBN Trust (B)	98,100	68,471
		225,930
South Korea - 1.5%
Samsung Electronics Co. Ltd.	5,261	255,676

Spain - 1.0%
Banco Santander S.A. *	77,022	164,091

Sweden - 2.1%
Assa Abloy AB, Class B	3,257	71,091

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

Hexagon AB, Class B *		1,852	119,975
Sandvik AB *		8,266	153,076
			344,142
Switzerland - 7.4%
ABB Ltd.		15,924	396,467
Flughafen Zurich AG *		600	75,447
Novartis AG		7,304	602,737
Roche Holding AG		470	162,448
			1,237,099
United Kingdom - 14.3%
Aon PLC, Class A		1,663	341,281
Compass Group PLC *		11,515	158,343
Ferguson PLC *		2,481	220,579
Informa PLC *		30,674	148,523
Network International Holdings PLC * (A)		12,075	63,857
Prudential PLC		15,556	225,111
RELX PLC		18,855	398,601
RSA Insurance Group PLC *		23,881	134,138
Tesco PLC		120,089	341,274
Unilever PLC		5,844	349,825
			2,381,532
Total Common Stocks ( Cost $13,790,071 )			16,249,590
PREFERRED STOCK - 1.6%
Germany - 1.6%
Volkswagen AG		1,815	267,248
Total Preferred Stocks ( Cost $314,775 )			267,248
RIGHT - 0.0%
Portugal - 0.0%
EDP - Energias de Portugal S.A., Expires 08/06/20 * (C)		34,477	3,501
Total Rights ( Cost $— )			3,501
Short-Term Investments - 0.5%
United States - 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.09%, Premier Class (D)		76,907	76,907
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (D) (E)		4,654	4,654
Total Short-Term Investments ( Cost $81,561 )			81,561
TOTAL INVESTMENTS - 99.7% ( Cost $14,186,407 )			16,601,900
NET OTHER ASSETS AND LIABILITIES - 0.3%			44,770
TOTAL NET ASSETS - 100.0%			$16,646,670
*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

(C)
All or a portion of these securities, with an aggregate fair value of $3,153, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

OTHER INFORMATION
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/20
Communication Services	11.1%
Consumer Discretionary	5.0%
Consumer Staples	8.6%
Energy	2.5%
Financials	14.4%
Health Care	12.7%
Industrials	18.4%
Information Technology	9.9%
Materials	6.2%
Real Estate	3.3%
Short-Term Investments	0.5%
Utilities	7.1%
Net Other Assets and Liabilities	0.3%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2020, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/20
Conservative Allocation
Investment Companies	$64,917,746	$—	$—	$64,917,746
Short-Term Investments	5,441,958	—	—	5,441,958
	70,359,704	—	—	70,359,704
Moderate Allocation
Investment Companies	120,220,289	—	—	120,220,289
Short-Term Investments	16,636,672	—	—	16,636,672
	136,856,961	—	—	136,856,961
Aggressive Allocation
Investment Companies	54,874,102	—	—	54,874,102
Short-Term Investments	13,875,727	—	—	13,875,727
	68,749,829	—	—	68,749,829
Tax-Free Virginia
Municipal Bonds	—	21,548,457	—	21,548,457
Tax-Free National

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

Municipal Bonds	—	23,071,747	—	23,071,747
High Quality Bond
Corporate Notes and Bonds	—	62,985,075	—	62,985,075
U.S. Government and Agency Obligations	—	108,295,078	—	108,295,078
Short-Term Investments	10,132,924	—	—	10,132,924
	10,132,924	171,280,153	—	181,413,077
Core Bond
Asset Backed Securities	—	6,518,699	—	6,518,699
Collateralized Mortgage Obligations	—	6,463,326	—	6,463,326
Commercial Mortgage-Backed Securities	—	5,345,483	—	5,345,483
Corporate Notes and Bonds	—	49,640,843	—	49,640,843
Foreign Corporate Bonds	—	280,352	—	280,352
Long Term Municipal Bonds	—	1,368,275	—	1,368,275
Mortgage Backed Securities	—	26,001,704	—	26,001,704
U.S. Government and Agency Obligations	—	24,467,288	—	24,467,288
Short-Term Investments	7,523,782	—	—	7,523,782
	7,523,782	120,085,970	—	127,609,752
High Income
Corporate Notes and Bonds	—	15,642,369	—	15,642,369
Exchange Traded Funds	461,106	—	—	461,106
Short-Term Investments	756,772	—	—	756,772
	1,217,878	15,642,369	—	16,860,247
Diversified Income
Common Stocks	108,054,715	—	—	108,054,715
Asset Backed Securities	—	2,251,831	—	2,251,831
Collateralized Mortgage Obligations	—	1,859,942	—	1,859,942
Commercial Mortgage-Backed Securities	—	2,389,394	—	2,389,394
Corporate Notes and Bonds	—	20,695,801	—	20,695,801
Foreign Corporate Bonds	—	76,460	—	76,460
Long Term Municipal Bonds	—	1,161,790	—	1,161,790
Mortgage Backed Securities	—	9,818,512	—	9,818,512
U.S. Government and Agency Obligations	—	10,552,969	—	10,552,969
Short-Term Investments	2,484,527	—	—	2,484,527
	110,539,242	48,806,699	—	159,345,941
Covered Call & Equity Income
Assets:
Common Stocks	62,408,234	—	—	62,408,234
Exchange Traded Funds	6,430,734	—	—	6,430,734
Short-Term Investments	19,958,450	—	—	19,958,450
	88,797,418	—	—	88,797,418
Liabilities:
Call Options Written	(1,853,756)	—	—	(1,853,756)
Dividend Income

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

Common Stocks	219,271,831	—	—	219,271,831
Short-Term Investments	4,506,298	—	—	4,506,298
	223,778,129	—	—	223,778,129
Large Cap Value
Common Stocks	53,209,017	—	—	53,209,017
Short-Term Investments	1,097,911	—	—	1,097,911
	54,306,928	—	—	54,306,928
Investors
Common Stocks	311,799,845	—	—	311,799,845
Short-Term Investments	12,584,851	—	—	12,584,851
	324,384,696	—	—	324,384,696
Mid Cap
Common Stocks	493,108,444	—	—	493,108,444
Short-Term Investments	47,702,679	—	—	47,702,679
	540,811,123	—	—	540,811,123
Small Cap
Common Stocks	200,159,080	—	—	200,159,080
Short-Term Investments	20,835,422	—	—	20,835,422
	220,994,502	—	—	220,994,502
International Stock
Common Stocks
Australia	—	220,474	—	220,474
Canada	—	608,367	—	608,367
China	121,746	404,920	—	526,666
Denmark	—	507,141	—	507,141
Finland	—	394,395	—	394,395
France	—	2,646,110	—	2,646,110
Germany	—	1,497,629	—	1,497,629
Hong Kong	—	128,150	—	128,150
Ireland	623,471	—	—	623,471
Israel	—	170,341	—	170,341
Italy	—	402,623	—	402,623
Japan	—	2,349,551	—	2,349,551
Luxembourg	—	109,184	—	109,184
Mexico	—	109,377	—	109,377
Netherlands	—	717,039	—	717,039
Norway	—	399,138	—	399,138
Portugal	—	231,464	—	231,464
Singapore	—	225,930	—	225,930
South Korea	—	255,676	—	255,676
Spain	—	164,091	—	164,091
Sweden	—	344,142	—	344,142
Switzerland	—	1,237,099	—	1,237,099
United Kingdom	341,281	2,040,251	—	2,381,532
Preferred Stocks	—	267,248	—	267,248
Rights	—	3,501	—	3,501
Short-Term Investments	81,561	—	—	81,561
	1,168,059	15,433,841	—	16,601,900

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2020 and their effects:

		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options written	$1,853,756

3. FEDERAL INCOME TAX INFORMATION

At July 31, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$5,801,272	($167,094)	$5,634,178
Moderate Allocation	13,758,146	(468,095)	13,290,051
Aggressive Allocation	6,965,671	(342,003)	6,623,668
Tax-Free Virginia	1,644,249	(202)	1,644,047
Tax-Free National	1,828,950	(4,183)	1,824,767
High Quality Bond	5,535,058	—	5,535,058
Core Bond	12,095,973	(659,857)	11,436,116
High Income	457,867	(654,900)	(197,033)
Diversified Income	33,385,924	(1,038,469)	32,347,455
Covered Call & Equity Income	3,756,828	(30,383,861)	(26,627,033)
Dividend Income	31,196,643	(3,576,006)	27,620,637
Large Cap Value	8,944,796	(215,194)	8,729,602
Investors	93,520,210	(1,106,638)	92,413,572
Mid Cap	190,506,947	(3,957,415)	186,549,532
Small Cap	48,955,898	(11,965,688)	36,990,210
International Stock	3,274,351	(858,858)	2,415,493

4. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of July 31, 2020, the aggregate fair value of securities on loan for the Madison fund family was $17,418,767. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$1,224,653	$1,258,247	$-
Moderate Allocation	2,402,687	2,468,596	-
Aggressive Allocation	4,437,075	4,493,596	58,993
Core Bond	171,924	173,370	-
High Income	235,123	243,775	-
Diversified Income	53,050	53,655	-
Covered Call & Equity Income	339,864	374,850	-
Small Cap	8,551,238	3,933,444	4,964,565
International Stock	3,153	4,654	-
*Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
c

5. CONCENTRATION OF RISK: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the

Madison Funds | July 31, 2020

Notes to Portfolio of Investments (Unaudited)

fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.